UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one:  [ ]is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Husic Capital Management

Address:555 California Street Suite 1800

        San Francisco, CA 94104

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lesley Jones

Title:  Chief Compliance Officer

Phone:  415/398-0800

Signature, Place, and Date of Signing:

/s/Lesley Jones                 San Francisco, CA      02/02/06
     [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  105

Form 13F Information Table Value Total:  437572
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107     9828   321164 SH       SOLE                   140206            180958
AETNA INC                      COM              00817Y108      527     5583 SH       SOLE                                       5583
ALCON INC                      COM              H01301102      424     3269 SH       SOLE                                       3269
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1205    33402 SH       SOLE                    33402
ALPHA NATURAL RESOURCES INC.   COM              02076X102     5797   301776 SH       SOLE                   198896            102880
APPLE COMPUTER INC. COM        COM              037833100    15080   209768 SH       SOLE                    97313            112455
ARCH COAL INC                  COM              039380100    11855   149118 SH       SOLE                    87074             62044
ATWOOD OCEANICS INC.           COM              050095108      990    12689 SH       SOLE                    12689
BROADCOM CORP                  COM              111320107      655    13898 SH       SOLE                      325             13573
BUCYRUS INTERNATIONAL INC      COM              118759109     2529    47988 SH       SOLE                    47988
CAL DIVE INTL INC              COM              127914109     7883   219642 SH       SOLE                   104805            114837
CAMECO CORP                    COM              13321L108     2308    36402 SH       SOLE                    19905             16497
CAREMARK RX INC.               COM              141705103      421     8129 SH       SOLE                                       8129
CENTRAL EUROPEAN MEDIA ENTERPR COM              G20045202     8280   143005 SH       SOLE                   106937             36068
CHAPARRAL STEEL CO.            COM              159423102      984    32538 SH       SOLE                    32538
CHICAGO BRIDGE AND IRON CO     COM              167250109     4009   159026 SH       SOLE                    88694             70332
CHICAGO MERCANTILE EXCHANGE    COM              167760107      532     1448 SH       SOLE                                       1448
CLEVELAND CLIFFS INC.          COM              185896107     1104    12468 SH       SOLE                    12468
CNET NETWORKS                  COM              12613R104      644    43812 SH       SOLE                     4486             39326
CONSOL ENERGY INC.             COM              20854P109     7478   114730 SH       SOLE                    57112             57618
CORVEL CORP.                   COM              221006109      689    36267 SH       SOLE                    36267
DIAMOND OFFSHORE DRILL COM     COM              25271C102     7546   108489 SH       SOLE                    60021             48468
DOBSON COMMUNICATIONS CO CL A  COM              256069105      945   126040 SH       SOLE                   126040
DRIL-QUIP INC                  COM              262037104     1287    27262 SH       SOLE                    27262
DXP ENTERPRISES INC.           COM              233377407      865    50281 SH       SOLE                    49424               857
EBAY INC.                      COM              278642103      418     9680 SH       SOLE                                       9680
ENGLOBAL CORP                  COM              293306106      986   117380 SH       SOLE                   117380
ENSCO INTERNATIONAL            COM              26874Q100     4617   104105 SH       SOLE                    57248             46857
EXPLORATION COMPANY OF DELAWAR COM              302133202      858   132887 SH       SOLE                   132887
EXPRESS SCRIPTS INC            COM              302182100      631     7525 SH       SOLE                                       7525
FOSTER WHEELER LTD             COM              G36535139    12715   345694 SH       SOLE                   197718            147976
FOUNDATION COAL HOLDINGS INC.  COM              35039W100     8399   221033 SH       SOLE                    96211            124822
FREEPORT MCMORAN COPPER GOLD   COM              35671D857     3142    58409 SH       SOLE                    22191             36218
FREESCALE SEMICONDUCTOR INC.   COM              35687M107      642    25500 SH       SOLE                    25500
GARMIN LTD                     COM              G37260109      729    10982 SH       SOLE                     2206              8776
GMX RESOURCES INC              COM              38011M108     2818    78270 SH       SOLE                    78270
GOLDMAN SACHS                  COM              38141G104      528     4136 SH       SOLE                                       4136
GOOGLE INC.                    COM              38259P508    12368    29813 SH       SOLE                    14391             15422
HERCULES OFFSHORE INC.         COM              427093109      466    16396 SH       SOLE                    16396
HOMESTORE COM INC.             COM              437852106      538   105508 SH       SOLE                   105508
HYDRIL CO COM                  COM              448774109    11483   183442 SH       SOLE                   113227             70215
IPSCO INC.                     COM              462622101      742     8945 SH       SOLE                     8945
JAMES RIVER COAL CO.           COM              470355207      881    23056 SH       SOLE                    23056
JOY GLOBAL INC.                COM              481165108     9460   236509 SH       SOLE                   152036             84473
KERZNER INTERNATIONAL LTD      COM              P6065Y107      955    13893 SH       SOLE                    13893
LEAP WIRELESS INTERNATIONAL IN COM              521863308      673    17770 SH       SOLE                    17770
MASSEY ENERGY CO               COM              576206106      862    22756 SH       SOLE                    22756
MATHSTAR INC                   COM              576801203     1190   208093 SH       SOLE                   126161             81932
MCDERMOTT INTL INC COM         COM              580037109      991    22213 SH       SOLE                    22213
MERITAGE CORP                  COM              59001A102      572     9089 SH       SOLE                     9089
MGM MIRAGE INC                 COM              552953101     1042    28402 SH       SOLE                    13971             14431
MICROCHIP TECHNOLOGY COM       COM              595017104      359    11164 SH       SOLE                      909             10255
MICROSEMI CORP.                COM              595137100     1017    36757 SH       SOLE                    36757
MONSANTO COMPANY               COM              61166W101      654     8434 SH       SOLE                      225              8209
MONSTER WORLDWIDE INC          COM              611742107     9197   225308 SH       SOLE                   120292            105016
MOODY'S CORP                   COM              615369105      633    10302 SH       SOLE                                      10302
MOTOROLA INC COM               COM              620076109      648    28667 SH       SOLE                      800             27867
NABORS INDUSTRIES LTD          COM              G6359F103      994    13128 SH       SOLE                    13128
NATCO GROUP                    COM              63227W203     3149   153903 SH       SOLE                   120992             32911
NATIONAL SEMICONDUCTOR         COM              637640103      669    25766 SH       SOLE                    25766
NETFLIX INC                    COM              64110l106      493    18223 SH       SOLE                     1507             16716
NII HOLDINGS INC               COM              62913F201    13961   319622 SH       SOLE                   181635            137987
OREGON STL MLS INC COM         COM              686079104     8674   294825 SH       SOLE                   180603            114222
PATTERSON-UTI ENERGY INC.      COM              703481101      896    27191 SH       SOLE                    27191
PEABODY ENERGY CORP            COM              704549104    20879   253330 SH       SOLE                   138070            115260
PENN VIRGINIA CORP             COM              707882106      266     4628 SH       SOLE                     4628
PENWEST PHARMACEUTICALS CO     COM              709754105     1996   102255 SH       SOLE                    79068             23187
PINNACLE ENTERTAINMENT INC.    COM              723456109      998    40375 SH       SOLE                    39681               694
PIONEER DRILLING CO.           COM              723655106    12351   688842 SH       SOLE                   452656            236186
POKERTEK INC.                  COM              730864105     2253   228995 SH       SOLE                   209481             19514
QUALITY SYSTEMS INC.           COM              747582104      505     6575 SH       SOLE                      535              6040
QUANTUM FUEL SYSTEMS TECH WORL COM              74765E109     2018   752811 SH       SOLE                   561862            190949
RACKABLE SYSTEMS INC.          COM              750077109     9149   321257 SH       SOLE                   132181            189076
RANGE RESOURCES CORP           COM              75281A109     6547   248548 SH       SOLE                   107989            140559
REDBACK NETWORKS INC.          COM              757209507      519    36898 SH       SOLE                     3005             33893
SCHLUMBERGER LTD               COM              806857108      631     6496 SH       SOLE                                       6496
SEARS HOLDINGS CORP            COM              812350106     1562    13523 SH       SOLE                     4368              9155
SEITEL INC.                    COM              816074405     1574   753032 SH       SOLE                   623287            129745
SHAW GROUP INC                 COM              820280105    15659   538309 SH       SOLE                   335557            202752
SILICON LABORATORIES INC COMMO COM              826919102      523    14261 SH       SOLE                     1529             12732
SIRF TECHNOLOGY HOLDINGS INC.  COM              82967H101     2053    68903 SH       SOLE                    46041             22862
SUNCOR ENERGY INC.             COM              867229106    10441   165395 SH       SOLE                    77593             87802
SUNOCO INC.                    COM              86764P109     3697    47168 SH       SOLE                    24448             22720
SYNTROLEUM CORP                COM              871630109    10443  1156515 SH       SOLE                   706633            449882
TESORO CORP COM                COM              881609101      440     7154 SH       SOLE                     6922               232
TEXAS INSTRS INC               COM              882508104      733    22853 SH       SOLE                                      22853
TODCO                          COM              88889T107    23274   611515 SH       SOLE                   379599            231916
TRANSOCEAN OFFSHORE COM        COM              G90078109     8754   125607 SH       SOLE                    50609             74998
ULTRA PETROLEUM CORP           COM              903914109    23008   412324 SH       SOLE                   250821            161503
UNDER ARMOUR INC.              COM              904311107     3130    81712 SH       SOLE                    81712
UNITED AUTO GROUP              COM              909440109     1282    33569 SH       SOLE                    33569
UNITED HEALTHCARE CORP COM     COM              91324P102      627    10093 SH       SOLE                                      10093
US GLOBAL INVESTORS INC.       COM              902952100      402    28885 SH       SOLE                    28885
VALERO ENERGY CORP             COM              91913y100      534    10356 SH       SOLE                                      10356
VARIAN MEDICAL SYSTEMS, INC    COM              92220P105      942    18718 SH       SOLE                    18718
VENTANA MEDICAL SYSTEMS INC.   COM              92276H106      528    12475 SH       SOLE                     1016             11459
VITALSTREAM HOLDINGS INC.      COM              92847T100     6928  3744631 SH       SOLE                  2588560           1156071
WALTER INDUSTRIES INC.         COM              93317Q105    21334   429076 SH       SOLE                   262789            166287
WASHINGTON MUT INC             COM              939322103      632    14524 SH       SOLE                                      14524
WHOLE FOODS MARKET INC         COM              966837106      523     6756 SH       SOLE                                       6756
WYNN RESORTS LTD               COM              983134107     5923   107982 SH       SOLE                    62806             45176
YAHOO INC                      COM              984332106      593    15139 SH       SOLE                      325             14814
AMERICA MOVIL SA DE CV                          02364W105     9020   308263 SH       SOLE                   118648            189615
SASOL LTD                                       803866300      865    24276 SH       SOLE                      600             23676
STOLT OFFSHORE SA                               861567105    10120   867907 SH       SOLE                   600288            267619
REPORT SUMMARY                        105 DATA RECORDS       437572          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED